Annual Total Returns[BarChart] - Invesco SP SmallCap Consumer Staples ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.70%	11.89%	44.10%	11.45%	1.61%	28.56%	9.45%	(6.21%)	17.67%	10.79%